Employee Benefits and Compensation Plans (Defined Benefit Pension Plans) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 141	$ 355
Defined Benefit Plan, Fair Value of Plan Assets	142	214
Defined Benefit Plan, Funded Status of Plan	$ 1	$ (141)